BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock Liquidity Funds

BlackRock Liquid Federal Trust Fund

FedFund

MuniCash

TempCash

T-Fund

Treasury Trust Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 24, 2025 to the Statement of Additional Information of each Fund

Each Fund’s Statement of Additional Information is amended as follows:

The list in the section entitled “Miscellaneous — Additional Payments by BlackRock — D. Service Organizations Receiving Additional Payments” or “Investment Adviser and Other Service Providers — Additional Payments by BlackRock — D. Service Organizations Receiving Additional Payments,” as applicable, of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

&Partners

AccuTech Systems Corporation

ADP Broker-Dealer, Inc.

Advisor Credit Exchange, LLC

Advisor Group, Inc.

AE Wealth Management, LLC

Alight Solutions LLC

Allianz Life Financial Services, LLC

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of North America

Altruist Financial LLC

American Enterprise Investment Services, Inc.

American General Life Insurance Company

American United Life Insurance Company

Annuity Investors Life Insurance Company

Argent Institutional Trust Company

Ascensus Broker Dealer Services, Inc.

Ascensus, Inc.

Atomic Brokerage LLC

Avantax Investment Services, LLC

Bancroft Capital LLC

Bank of America, N.A.

Bank of New York Mellon

Barclays Capital Inc.

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Beta Capital Securities LLC

BlackRock Advisors, LLC

BMO Capital Markets Corp.

BNP Paribas

BNP Paribas Investment Partners UK Limited

BNY Mellon, N.A.

BofA Securities, Inc.

BOKF, N.A.

Brighthouse Life Insurance Company

Brighthouse Life Insurance Company of NY

Broadridge Business Process Outsourcing, LLC

Brown Brothers Harriman & Co.

Cabrera Capital Markets, LLC

Cadaret Grant & Co., Inc.

Capital One, N.A.

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Group

Cetera Financial Specialists LLC

Cetera Investment Services LLC

CF Secured, LLC

Charles Schwab & Co., Inc.

Charles Schwab Trust Bank

Chicago Mercantile Exchange Inc.

CIM Investment Management, Inc.

Citco Securities, LLC

CitiBank, National Association

Citigroup Global Markets, Inc.

Citizens Bank

Citizens Business Bank

CME Shareholder Servicing LLC

CMFG Life Insurance Company

Comerica Bank

Commonwealth Financial Network

Computershare Trust Company

Conduent HR Services, LLC

CUSO Financial Services, L.P.

Delaware Life Insurance Company

Delaware Trust Company

Deutsche Bank AG

Deutsche Bank Trust Company Americas

Digital Retirement Solutions, Inc.

Dunham & Associates Investment Counsel, Inc.

Dynasty Financial Partners LLC

Edward D. Jones & Co., L.P.

Empire Fidelity Investments Life Insurance Company

Empower Annuity Insurance Company of America

Empower Financial Services, Inc.

Empower Life & Annuity Insurance Company of New York

Empower Plan Services, LLC

Envestnet Asset Management, Inc.

Equitable Advisors, LLC

Equitable Life Insurance Company

E*trade Savings Bank

Federal Deposit Insurance Corporation

Fidelity Brokerage Services LLC

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Investments Life Insurance Company

Fifth Third Securities, Inc.

First Allied Securities, Inc.

First Command Financial Planning, Inc.

First Hawaiian Bank

First Republic Bank

First Security Benefit Life Insurance and Annuity Company of New York

First Symetra National Life Insurance Company of New York

FIS Brokerage & Securities Services LLC

FNEX Capital, LLC

Forethought Life Insurance Company

FSC Securities Corporation

Genworth Life and Annuity Insurance Company

Genworth Life Insurance Company of New York

Global Atlantic Distributors, LLC

Goldman Sachs & Co.

Great Pacific Securities, LLC

Guardian Insurance & Annuity Co., Inc.

Hancock Whitney Bank

Hartford Funds Management Company

Hartford Securities Distribution Company, Inc.

Hazeltree Fund Services, Inc.

Hightower Securities, Inc.

Hilltop Securities Inc.

HSBC Bank USA, N.A.

Huntington Securities, Inc.

Institutional Cash Distributors, LLC

Integrity Life Insurance Company

Investment Trust of California

J.P. Morgan Institutional Investments Inc.

J.P. Morgan Securities LLC

Jefferies LLC

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

John Hancock Life Insurance Company (U.S.A.)

John Hancock Life Insurance Company of New York

John Hancock Trust Company

JPMorgan Chase Bank, N.A.

Kestra Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

Lincoln Life & Annuity Company of New York

Lincoln National Life Insurance Company

Lincoln Retirement Services LLC

Lombard International Life Assurance Company

LPL Financial LLC

M&T Securities Inc.

Manufacturers and Traders Trust Company

Massachusetts Mutual Life Insurance Company

Members Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metavante Corporation

Metropolitan Life Insurance Company

Mid Atlantic Clearing & Settlement Corporation

Midland Life Insurance Company

Minnesota Life Insurance Company

Mischler Financial Group

Mizuho Securities USA Inc.

MML Distributors, LLC

MML Investors Services, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Distribution, Inc.

Morgan Stanley Smith Barney LLC

MUFG Union Bank, National Association

Nassau Life Insurance Company

National Financial Services LLC

National Integrity Life Insurance Company

National Life Insurance Company

Nationwide Financial Services, Inc.

Nationwide Fund Distributors LLC

Nationwide Retirement Solutions

NCB Federal Savings Bank

New England Pension Plan Systems, LLC

New York Life Insurance and Annuity Corporation

Newport Retirement Services, Inc.

NEXT Financial Group, Inc.

Northbrook Bank & Trust Company

Northern Trust Company

Northwestern Mutual Investment Services, LLC

NYLife Distributors LLC

Oppenheimer & Co., Inc.

Orion Advisor Services, LLC

Osaic Wealth, Inc.

Pacific Life & Annuity Company

Pacific Life Insurance Company

Pacific Select Distributors, LLC

Park Avenue Securities LLC

Penserra Securities LLC

Pershing LLC

PFPC Inc.

Piper Jaffray & Co.

PNC Bank, National Association

PNC Capital Markets LLC

PNC Investments LLC

Principal Bank

Principal Life Insurance Company

Protective Life and Annuity Insurance Company

Protective Life Insurance Company

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

Prudential Annuities Distributors, Inc.

Prudential Insurance Company of America

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets, LLC

Regions Bank

Reliance Trust Company

Reliastar Life Insurance Company

Reliastar Life Insurance Company of New York

RiverSource Distributors, Inc.

RiverSource Life Insurance Co. of New York

RiverSource Life Insurance Company

SagePoint Financial, Inc.

Sammons Retirement Solutions, Inc.

Sanctuary Wealth Group, LLC

Santander Bank, N.A.

Saturna Trust Company

Securities America, Inc.

Securities Finance Trust Company

Security Benefit Life Insurance Company

Security Financial Resources, Inc.

Security Life of Denver Insurance Company

SEI Private Trust Company

SG Americas Securities, LLC

Silicon Valley Bank

Sorrento Pacific Financial LLC

Standard Insurance Company

State Farm Life and Accident Assurance Company

State Farm Life Insurance Company

State Farm VP Management Corp.

State Street Bank and Trust Company

State Street Global Markets, LLC

Stern Brothers & Co.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.

SVB Asset Management

Symetra Life Insurance Company

Syntal Capital Partners, LLC

T. Rowe Price Retirement Plan Services, Inc.

Talcott Resolution Life and Annuity Insurance Company

Talcott Resolution Life Insurance Company

TD Ameritrade Clearing, Inc.

TD Ameritrade, Inc.

TD Prime Services (US) LLC

Teachers Insurance and Annuity Association of America

Tigress Financial Partners, LLC

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company

Treasury Brokerage

Triad Advisors, LLC

Truist Bank

U.S. Bancorp Investments, Inc.

U.S. Bank, National Association

UBATCO & Co.

UBS Financial Services, Inc.

UBS Securities LLC

Ultimus Fund Solutions, LLC

UMB Bank, National Association

United States Life Insurance Company in the City of New York

VALIC Retirement Services Company

Vanguard Group, Inc.

Vanguard Marketing Corporation

Voya Financial Advisors, Inc.

Voya Financial Partners, LLC

Voya Institutional Plan Services, LLC

Voya Insurance and Annuity Company

Voya Investments Distributor, LLC

Voya Retirement Insurance and Annuity Company

Waddell & Reed, Inc.

Wells Fargo Advisors, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Bank, N.A.

Wells Fargo Clearing Services, LLC

Wells Fargo Investments, LLC

Wells Fargo Securities, LLC

Wilmington Trust, National Association

Woodbury Financial Services, Inc.

ZB, National Association

Shareholders should retain this Supplement for future reference.

SAI-CASH-0325SUP